College Loan Corporation Trust I Series 2003-2, Series 2004-1, 2005-1 and 2006-1
Statement to Note Holders
As of and for the collection period ended: 6/30/2006
and the distribution period July 11, 2006 through July 25, 2006

Pursuant to section 11.04 of the Trust Indenture, the following is provided to the indenture trustee by the issuer. The information shown below has not been independently verified, however it is believed to be accurate to the best of the issuer’s knowledge.

(a)

the amount of payments with respect to each series of Notes paid with respect to principal between July 11, 2006 and July 25, 2006 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-2
2003-2
2003-2
2004-1
2004-1
2004-1
2004-1
2004-1
2005-1
2005-1
2005-1
2005-1
2005-1
2005-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1	Class
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
B-1
A-10
A-11
A-12
A-13
A-14
A-15
A-16
A-17
A-18
A-19
A-20
A-21
A-22
A-23
A-24
A-25
A-26
A-27
A-28
A-29
A-30
B-2
B-3
B-4
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
A-10
B-1
B-2
A-1
A-2
A-3
A-1
A-2
A-3
A-4
B-1
A-1
A-2
A-3
A-4
A-5
B-1
A-1
A-2
A-3
A-4
A-5
A-6
A-IO
A-7A
A-7B
B-1	Principal Paid
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$81,200,000
$0
$162,800,000
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0	Payment Date 07/25/06 07/25/06	Determination Date 07/25/06 07/25/06

(b)

the amount of payments with respect to each series of Notes paid with respect to interest between July 11, 2006 and July 25, 2006 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-2
2003-2
2003-2
2004-1
2004-1
2004-1
2004-1
2004-1
2005-1
2005-1
2005-1
2005-1
2005-1
2005-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1	Class
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
B-1
A-10
A-11
A-12
A-13
A-14
A-15
A-16
A-17
A-18
A-19
A-20
A-21
A-22
A-23
A-24
A-25
A-26
A-27
A-28
A-29
A-30
B-2
B-3
B-4
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
A-10
B-1
B-2
A-1
A-2
A-3
A-1
A-2
A-3
A-4
B-1
A-1
A-2
A-3
A-4
A-5
B-1
A-1
A-2
A-3
A-4
A-5
A-6
A-IO
A-7A
A-7B
B-1	Interest Paid
$0
$0
$0
$0
$ 289,518
$ 294,000
$ 295,679
$ 298,482
$ 81,674
$ 176,240
$0
$0
$0
$ 397,360
$ 396,600
$ 408,100
$ 410,420
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$6
$ 159,560
$0
$ 398,140
$0
$0
$0
$0
$ 395,060
$ 395,060
$0
$0
$0
$ 102,505
$0
$5,707,510
$4,129,024
$2,119,339
$4,043,105
$5,318,444
$2,674,389
$ 406,200
$2,800,980
$5,165,767
$3,958,500
$2,839,958
$1,835,419
$ 164,168
$1,286,639
$2,588,444
$3,410,983
$2,568,096
$3,973,667
$3,737,067
$7,000,000
$ 534,400
$3,487,575
$ 225,726	Payment Date

07/11/06
07/14/06
07/18/06
07/21/06
07/25/06
07/25/06

07/11/06
07/13/06
07/24/06
07/25/06

07/12/06

07/12/06

07/11/06
07/11/06

07/18/06

07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/13/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/19/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/17/06

Determination Date

06/26/06
06/26/06
06/26/06
06/26/06
07/25/06
07/25/06

06/26/06
06/26/06
06/26/06
07/25/06

06/26/06

06/26/06

06/26/06
06/26/06

06/26/06

07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
06/26/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
06/26/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
07/25/06
06/26/06

(c)	the amount of the payments allocable to any interest that was carried over together with the amount of any remaining outstanding interest that was carried over; Carry over amounts $0

(d)	the principal balance of Financed Student Loans as of the close of business on the last day of June 2006; Principal Balance of Financed Student Loans $7,216,059,012

(e)

the aggregate outstanding principal amount of the Notes of each series as of the close of business on July 25th, after giving effect to payments allocated to principal reported under paragraph (a) above;

Series
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-2
2003-2
2003-2
2004-1
2004-1
2004-1
2004-1
2004-1
2005-1
2005-1
2005-1
2005-1
2005-1
2005-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1	Class
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
B-1
A-10
A-11
A-12
A-13
A-14
A-15
A-16
A-17
A-18
A-19
A-20
A-21
A-22
A-23
A-24
A-25
A-26
A-27
A-28
A-29
A-30
B-2
B-3
B-4
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
A-10
B-1
B-2
A-1
A-2
A-3
A-1
A-2
A-3
A-4
B-1
A-1
A-2
A-3
A-4
A-5
B-1
A-1
A-2
A-3
A-4
A-5
A-6
A-IO
A-7A
A-7B
B-1	Outstanding Balance
$                   -
$                   -
$                   -
$  73,000,000
$  73,000,000
$  73,000,000
$  73,000,000
$  73,000,000
$  19,900,000
$  42,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$                   -
$                   -
$                   -
$                   -
$  94,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$  40,000,000
$  40,000,000
$  40,000,000
$                   -
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$                   -
$                   -
$  25,000,000
$  25,000,000
$                   -
$ 349,700,000
$ 308,200,000
$                   -
$ 307,000,000
$ 400,000,000
$ 200,000,000
$ 100,000,000
$ 216,000,000
$ 393,000,000
$ 300,000,000
$ 214,000,000
$ 137,000,000
$  40,000,000
$ 100,000,000
$ 200,000,000
$ 260,000,000
$ 195,000,000
$ 300,000,000
$ 280,000,000
                    -
$ 40,000,000
$ 270,000,000
$ 55,000,000

(f)	the weighted average interest rate for any series of variable rate Notes between July 11th and July 25th, indicating how such interest rate is calculated;

Series
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1

Class
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
B-1
A-10
A-11
A-12
A-13
A-14
A-15
A-16
A-17
A-18
A-19
A-20
A-21
A-22
A-23
A-24
A-25
A-26
A-27
A-28
A-29
A-30
B-2
B-3
B-4
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
A-10
B-1
B-2	Weighted
Average
Interest Rate
n/a
n/a
n/a
5.360%
5.370%
5.354%
5.333%
5.347%
5.350%
5.473%
5.400%
5.400%
5.400%
5.370%
5.326%
5.328%
5.353%
n/a
n/a
n/a
n/a
5.360%
5.360%
5.380%
5.360%
5.380%
5.360%
5.400%
5.400%
5.420%
5.420%
5.500%
5.500%
5.452%
n/a
5.358%
5.350%
5.370%
5.380%
5.350%
5.370%
5.370%
n/a
n/a
5.390%
5.409%

Interest Calculation
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
 7-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate

Series 2003-2 2003-2 2003-2 2004-1 2004-1 2004-1 2004-1 2004-1 2005-1 2005-1 2005-1 2005-1 2005-1 2005-1 2006-1 2006-1 2006-1 2006-1 2006-1 2006-1 2006-1 2006-1 2006-1 2006-1	Class A-1 A-2 A-3 A-1 A-2 A-3 A-4 B-1 A-1 A-2 A-3 A-4 A-5 B-1 A-1 A-2 A-3 A-4 A-5 A-6 A-IO A-7A A-7B B-1	Weighted Average Libor Rate 5.11562% 5.11900% 5.10000% 5.11900% 5.11900% 5.11900% 5.11900% 5.11900% 5.11900% 5.11900% 5.11900% 5.11900% 5.11900% 5.11900% 5.11900% 5.11900% 5.11900% 5.11900%	Spread n/a 0.14000% 0.20000% 0.05000% 0.11000% 0.16000% 0.19000% 0.03000% 0.10000% 0.12000% 0.15000% 0.20000% -0.0100% 0.02000% 0.09000% 0.11000% 0.14000% 0.18000% 0.01000%	Weighted Average
Rate
n/a
5.25562%
5.31900%
5.15000%
5.22900%
5.27900%
5.30900%
5.464%
5.14900%
5.21900%
5.23900%
5.26900%
5.31900%
5.383%
5.10900%
5.13900%
5.20900%
5.22900%
5.25900%
5.29900%
10.00000%
5.34400%
5.12900%
5.410%
Interest Calculation
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
28-Day Auction Rate
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
28-Day Auction Rate
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Interest Only
Fixed Rate Note
Floating Rate Note
28-Day Auction Rate

(g)	principal balances associated with an interest rate distribution applicable to pool assets as of June 30, 2006;

Rate Distribution 0.00% - 2.99% 3.00% - 3.99% 4.00% - 4.99% 5.00% - 5.99% 6.00% - 6.99% 7.00% - 7.99% 8.00% - 8.99% 9.00% - 9.99% 9.99%+	Principal Balance $607,957,043 $1,950,299,520 $2,863,203,537 $818,173,401 $610,632,704 $163,671,104 $202,121,704 $0 $0	% 8.43% 27.03% 39.68% 11.34% 8.46% 2.27% 2.80% 0% 0%

(h)	the amount of the servicing fees allocated for payment to the Servicers as part of monthly waterfall distribution; Servicing fees $1,335,058 Allocation date 06/26/06

(i)

the amount of the Administration Fee, any auction agent fees, market agent fees, calculation agent fees, broker-dealer fees, if any, fees paid to the Delaware Trustee, the Trustee, the Eligible Lender Trustee and the Verification Agent, all paid or reserved for as part of the monthly waterfall distribution as of June 26, 2006;

Fee Administration Auction Agent Market Agent Calculation Agent Broker-Dealer Delaware Trustee Trustee Eligible Lender Trustee Verification Agent	Amount $1,236,311 $12,376 $0 $0 $381,383 $0 $38,999 $0 *	Payment Date 06/26/06 06/26/06 06/26/06 06/26/06
*Verification Agent fees are included in Trustee fees above

(j)	the amount of excess cash flow or excess spread and the disposition of excess cash flow based on the June 26, 2006 waterfall calculation;

Cash Availability
Expense Totals
Interest Distribution Allocation
Scheduled Principal Distribution Allocation
Amounts Deposited to the Acquisition Fund
Amount of excess cash flow or excess spread remaining in the Collection Fund	$205,327,911 ($9,168,334) ($36,102,903) ($158,056,674) ($2,000,000) $0

Item Total Disposition	Amount $0

(k)	the amount of principal and interest received during June 2006 relating to Financed Student Loans; Amount of principal and interest received $142,227,060

(l)

the amount of the payment attributable to amounts in the Reserve Fund, the amount of any other withdrawals from the Reserve Fund and the balance of the Reserve Fund as of the close of business on the last day of June 2006;

Amount of payment attributable to amounts in the Reserve Fund Amount of any other withdrawals from the Reserve Fund Ending Balance of Reserve Fund	$ 0 $ 0 $59,248,500

(m)

the portion, if any, of the payments made on the Notes as described in sections (a) or (b) above between July 11, 2006 and July 25, 2006 attributable to amounts on deposit in the Acquisition Fund;

Payments from the Acquisition Fund             $0

(n)	the aggregate amount, if any, paid by the Trustee to acquire Student Loans from amounts on deposit in the Acquisition Fund during June 2006; Amounts paid to acquire Student Loans $ 1,229,417

(o)

the amount remaining in the Acquisition Fund that has not been used to acquire Student Loans and is being transferred to the Debt Service Fund;

Amounts in Acquisition fund transferred
to the Debt Service Fund      $0

(p)	the aggregate amount, if any, paid for Financed Student Loans purchased from the Trust during June 2006; Amounts paid for Financed Student Loans purchased from the Trust $0

(q)

the number of borrowers and principal amount of Financed Student Loans, as of the close of business on the last day of June 2006, that are (i) 0 to 30 days delinquent, (ii) 31 to 60 days delinquent, (iii) 61 to 90 days delinquent, (iv) 91 to 120 days delinquent, (v) greater than 120 days delinquent and (vi) for which claims have been filed with the appropriate Guarantee Agency and which are awaiting payment;

(i) (ii) (iii) (iv) (v) (vi)	0 to 30 days delinquent 31 to 60 days delinquent 61 to 90 days delinquent 91 to 120 days delinquent > 120 day delinquent & claims filed Total	Borrowers 352,477 8,273 4,761 3,747 8,078 1,783 379,119	Amount 6,761,889,093 166,535,635 89,798,748 64,923,792 115,439,997 17,471,747 7,216,059,012

(r)

the Value of the Trust Estate as of the close of business on the last day of June 2006 and the Outstanding principal amount of the Notes as of the close of business on July 25th;

Value of the Trust Estate                                        $7,864,280,273
Outstanding Principal amount of the Notes        $7,655,800,000

(s)

the number of borrowers and percentage by dollar amount of (i) rejected federal reimbursement claims for Financed Student Loans, (ii) Financed Student Loans in forbearance, and (iii) Financed Student Loans in deferment as of the close of business on the last day of June 2006.

(i) (ii) (iii)	Outstanding rejected federal reimbursement claims Financed Student Loans in forbearance Financed Student Loans in deferment * Less than 0.01%	Borrowers 24 19,175 34,950	Percentage * 8.09% 11.20%

(t)	amount of pool assets at the beginning and ending of June 2006 Beginning Pool Assets $7,332,401,197 Ending Pool Assets $7,216,059,012

(u)	the weighted average interest rate of the pool assets as of June 30, 2006 Weighted Average Interest Rate 4.501%

(v)	the weighed average maturity, expressed in months, of the pool assets for as of June 30, 2006 Weighted Average Maturity 229

(w)	prepayment amounts received during the month of June 2006 Prepayments $84,116,228 Note: Prepayments calculated on 93.99% of the pool balance.